UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2003




ITEM 1. REPORT TO STOCKHOLDERS.
USAA TREASURY MONEY MARKET TRUST - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2003


[LOGO OF USAA]
   USAA(R)

                   USAA TREASURY MONEY
                          MARKET Trust(R)

                                  [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2003

                                             (C)2004, USAA. All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------


MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                10

    Notes to Portfolio of Investments                                       12

    Financial Statements                                                    13

    Notes to Financial Statements                                           16


THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           WE MAY NOT HAVE REACHED THE PEAK
                                         OF THE CURRENT CYCLICAL BULL MARKET,
[PHOTO OF CHRISTOPHER W. CLAUS]              BUT WE HAVE SEEN A REMARKABLE
                                                 RUN-UP IN STOCK PRICES.

                                                          "
--------------------------------------------------------------------------------

                 Economic reports confirm that the U.S. and global economies began a robust expansion early in the autumn of 2003. We are finally seeing the results of the fiscal and monetary policies that were implemented to stimulate economic growth. The economy is benefiting from the lowest short-term interest rates in decades, reduced marginal tax rates, and increased government spending. Productivity has increased to its highest level in 20 years, and corporate America is starting once again to invest in capital goods and to add employees to its payrolls. Finally, American goods and services are more competitive in global markets because foreign currencies have gained strength over the U.S. dollar.

                 All of these positive developments have translated into the growth of the gross domestic product (GDP) and improved corporate profitability, both of which have significantly driven up stock prices. So we're left with the obvious question: Can the economy keep growing fast enough and long enough to support existing equity valuations and to provide for higher stock prices?

                 While no one can predict what will happen, we do believe that market volatility will remain the norm rather than the exception. We may not have reached the peak of the current cyclical bull market, but we have seen a remarkable run-up in stock prices. Consequently, we would not be surprised to see some form of

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 consolidation before stocks try to break through resistance levels - assuming, of course, that the economy keeps growing, more new jobs are created, corporate profitability continues to improve, and short-term rates (which are expected to increase in 2004) do not spike dramatically.

                 Whatever happens, the most effective strategy in any market cycle is a well-thought-out investment plan that incorporates asset allocation, diversification, and a true understanding of your personal tolerance for risk - all matched to your investment goals.

                 At USAA, we remain committed to helping you with your goals. We will continue to provide you with outstanding resources - a market-tested portfolio management team, world-class service, and no-load mutual funds without excessive fees, sales loads, or contractual plans.

                 For all of us here at USAA, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TREASURY MONEY MARKET TRUST

OBJECTIVE
--------------------------------------------------------------------------------

                 Maximum current income while maintaining the highest degree of safety and liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's assets will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

--------------------------------------------------------------------------------
                                            11/30/03             5/31/03
--------------------------------------------------------------------------------
Net Assets                               $191.8 Million       $205.6 Million
Net Asset Value Per Share                     $1.00               $1.00


--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 11/30/03
--------------------------------------------------------------------------------
5/31/03 TO 11/30/03*        1 YEAR       5 YEARS      10 YEARS      7-DAY YIELD
       0.33%                 0.80%        3.33%         4.12%          0.65%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                             7-DAY YIELD COMPARISON
--------------------------------------------------------------------------------

                [CHART OF 7-DAY YIELD COMPARISON]


                       USAA TREASURY
                        MONEY MARKET                IMONEYNET
                            FUND                     AVERAGE
                       -------------               -------------

11/26/2002                  1.00%                      0.70%
12/31/2002                  0.97                       0.65
01/28/2003                  0.96                       0.60
02/25/2003                  0.93                       0.56
03/25/2003                  0.90                       0.52
04/29/2003                  0.90                       0.50
05/27/2003                  0.87                       0.47
06/24/2003                  0.79                       0.43
07/29/2003                  0.65                       0.32
08/26/2003                  0.59                       0.29
09/30/2003                  0.64                       0.33
10/28/2003                  0.65                       0.30
11/25/2003                  0.64                       0.31


                         [END CHART]

                 DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 11/25/03.

                 The graph tracks the Fund's Seven-day yield against IMoneyNet, Inc. (Formerly IBC Financial Data, Inc.) U.S. Treasury & Repo, an average of all major Treasury money market fund yields.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF PAMELA BLEDSOE NOBLE]   PAMELA BLEDSOE NOBLE, CFA
                                    USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Treasury Money Market Trust had a total return of 0.33% for the six-month period ended November 30, 2003. This compares to an average return of 0.17% for similar Treasury and repurchase agreement (repo) money market funds ranked by iMoneyNet, Inc. This performance placed the Fund in the top 6% of its peer group as ranked by iMoneyNet.

WHAT WERE THE MAJOR DRIVERS OF THE FUND'S YIELD DURING THE SIX-MONTH PERIOD?

                 The interest-rate policy of the Federal Reserve Board (the
                 Fed), as well as the market's pricing of potential Fed moves, had the greatest impact. The Fed adjusted rates one time during the period, on June 25, 2003, cutting the federal funds rate from 1.25% to 1%. This move was widely anticipated, so the impact on the market was rather muted. The Fund's yield reflects the fact that the federal funds rate is currently at a 45-year low.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 IMONEYNET, INC. RANKED THE FUND 5 OUT OF 90 TREASURY RETAIL MONEY MARKET FUNDS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003.

8

 . . . C O N T I N U E D
=========================-------------------------------------------------------
                          COMMENTARY on the Fund

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

                 The Fund continued to pursue a dual strategy to maximize yield while maintaining flexibility to respond to changing market conditions. To stabilize the yield in the low-rate environment, we invested in a portfolio of U.S. Treasury securities with maturities from one month to one year. The remaining assets were invested in repos (backed by Treasury securities). To provide the highest possible yield for shareholders, we continually looked for opportunities to buy Treasuries and lengthen the Fund's maturity when market conditions warranted.

                 Looking forward, we think the economic recovery will continue to strengthen, which will eventually lead to higher interest rates. This should be reflected in the Fund's yield.

HOW DOES THE FUND MANAGE TO OUTPERFORM ITS PEER GROUP WHEN INTEREST RATES ARE SO LOW?

                 We are generally able to seize opportunities in the Treasury market, and our low expense ratio provides more income to pass on to you, our shareholders. We're doing all we can as managers to support the Fund's yield, while keeping in mind that the primary purpose of money market funds is to provide liquidity and stability. We thank you for the confidence you've placed in us. We're working hard every day to continue to earn your trust.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-11.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
               CUMULATIVE PERFORMANCE OF $10,000
--------------------------------------------------------------------------------

          [CHART OF CUMULATIVE PERFORMANCE OF $10,000]


                                                   USAA TREASURY
                                                   MONEY MARKET
                                                       FUND
                                                   -------------

11/30/1993                                          $10,000.00
12/31/1993                                           10,023.88
01/31/1994                                           10,048.06
02/28/1994                                           10,070.29
03/31/1994                                           10,095.49
04/30/1994                                           10,119.93
05/31/1994                                           10,148.88
06/30/1994                                           10,178.96
07/31/1994                                           10,209.46
08/31/1994                                           10,246.60
09/30/1994                                           10,282.48
10/31/1994                                           10,320.61
11/30/1994                                           10,360.62
12/31/1994                                           10,403.67
01/31/1995                                           10,450.82
02/28/1995                                           10,494.78
03/31/1995                                           10,544.77
04/30/1995                                           10,590.28
05/31/1995                                           10,644.15
06/30/1995                                           10,694.20
07/31/1995                                           10,744.27
08/31/1995                                           10,793.58
09/30/1995                                           10,839.45
10/31/1995                                           10,890.28
11/30/1995                                           10,938.51
12/31/1995                                           10,984.74
01/31/1996                                           11,036.01
02/29/1996                                           11,079.42
03/31/1996                                           11,122.90
04/30/1996                                           11,170.28
05/31/1996                                           11,216.40
06/30/1996                                           11,258.30
07/31/1996                                           11,308.19
08/31/1996                                           11,353.99
09/30/1996                                           11,401.36
10/31/1996                                           11,449.11
11/30/1996                                           11,494.53
12/31/1996                                           11,544.82
01/31/1997                                           11,593.48
02/28/1997                                           11,637.45
03/31/1997                                           11,686.72
04/30/1997                                           11,735.22
05/31/1997                                           11,784.21
06/30/1997                                           11,835.49
07/31/1997                                           11,887.15
08/31/1997                                           11,935.79
09/30/1997                                           11,989.41
10/31/1997                                           12,041.67
11/30/1997                                           12,089.36
12/31/1997                                           12,145.90
01/31/1998                                           12,197.18
02/28/1998                                           12,244.94
03/31/1998                                           12,299.83
04/30/1998                                           12,351.44
05/31/1998                                           12,401.35
06/30/1998                                           12,457.07
07/31/1998                                           12,511.39
08/31/1998                                           12,565.96
09/30/1998                                           12,618.55
10/31/1998                                           12,667.35
11/30/1998                                           12,717.19
12/31/1998                                           12,766.12
01/31/1999                                           12,811.45
02/28/1999                                           12,855.35
03/31/1999                                           12,907.56
04/30/1999                                           12,955.18
05/31/1999                                           12,999.24
06/30/1999                                           13,051.05
07/31/1999                                           13,099.85
08/31/1999                                           13,152.73
09/30/1999                                           13,203.95
10/31/1999                                           13,253.99
11/30/1999                                           13,311.21
12/31/1999                                           13,366.66
01/31/2000                                           13,422.46
02/29/2000                                           13,477.66
03/31/2000                                           13,538.41
04/30/2000                                           13,594.84
05/31/2000                                           13,662.32
06/30/2000                                           13,727.52
07/31/2000                                           13,796.33
08/31/2000                                           13,865.96
09/30/2000                                           13,932.11
10/31/2000                                           14,005.53
11/30/2000                                           14,075.38
12/31/2000                                           14,142.73
01/31/2001                                           14,215.35
02/28/2001                                           14,273.22
03/31/2001                                           14,333.07
04/30/2001                                           14,390.31
05/31/2001                                           14,441.45
06/30/2001                                           14,486.43
07/31/2001                                           14,533.11
08/31/2001                                           14,575.15
09/30/2001                                           14,606.61
10/31/2001                                           14,637.04
11/30/2001                                           14,660.96
12/31/2001                                           14,679.76
01/31/2002                                           14,697.44
02/28/2002                                           14,714.06
03/31/2002                                           14,731.16
04/30/2002                                           14,748.08
05/31/2002                                           14,764.57
06/30/2002                                           14,780.48
07/31/2002                                           14,798.00
08/31/2002                                           14,816.40
09/30/2002                                           14,831.85
10/31/2002                                           14,848.92
11/30/2002                                           14,862.57
12/31/2002                                           14,875.04
01/31/2003                                           14,887.61
02/28/2003                                           14,898.38
03/31/2003                                           14,909.30
04/30/2003                                           14,920.45
05/31/2003                                           14,931.97
06/30/2003                                           14,941.37
07/31/2003                                           14,949.49
08/31/2003                                           14,957.75
09/30/2003                                           14,965.07
10/31/2003                                           14,973.80
11/30/2003                                           14,981.16


                           [END CHART]

                 DATA FROM 11/30/93 THROUGH 11/30/03.

                 The graph illustrates a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT MAY VARY ACCORDING TO THE FUND'S PERFORMANCE. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

                 AN INVESTMENT IN THIS FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                                            MARKET
   AMOUNT    SECURITY                                                                 VALUE
-------------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (11.7%)(a)

  $ 5,000    0.93%, 12/04/2003                                                      $ 5,000
    5,000    0.93%, 12/04/2003                                                        4,999
    3,327    0.93%, 12/26/2003                                                        3,325
    3,060    1.03%, 2/19/2004                                                         3,053
    1,000    0.99%, 3/25/2004                                                           997
    5,000    0.99%, 4/15/2004                                                         4,981
                                                                                    -------
             Total U.S. Treasury bills (cost: $22,355)                               22,355
                                                                                    -------

             U.S. TREASURY NOTES (23.7%)(b)

    5,000    3.25%, 12/31/2003                                                        5,007
    5,000    3.00%, 1/31/2004                                                         5,014
    5,000    3.63%, 3/31/2004                                                         5,039
    5,000    3.25%, 5/31/2004                                                         5,054
    5,000    2.88%, 6/30/2004                                                         5,053
    5,000    2.25%, 7/31/2004                                                         5,033
    5,000    6.00%, 8/15/2004                                                         5,169
   10,000    2.13%, 8/31/2004                                                        10,073
                                                                                    -------
             Total U.S. Treasury notes (cost: $45,442)                               45,442
                                                                                    -------

             U.S. GOVERNMENT GUARANTEED SECURITY (1.0%)

    2,000    Overseas Private Investment Corp. Certificates of Participation,
               1.12%, 4/02/2007(c) (cost: $2,000)                                     2,000
                                                                                    -------
             Total investment in securities (cost: $69,797)                          69,797
                                                                                    -------

             REPURCHASE AGREEMENTS (63.5%)

    9,500    Bank One Capital Markets, Inc., 1.02%, acquired on 11/28/2003 and due 12/01/2003 at $9,500 (collateralized by $9,923 of U.S. Treasury bills, due between 5/06/2004 and 5/20/2004 and U.S. Treasury notes, 1.625%-3.625% due between 3/31/2004 and 5/15/2013;
               market value $9,787)(d)                                                9,500
    9,500    Credit Suisse First Boston Corp., 1.03%, acquired on 11/28/2003 and due 12/01/2003 at $9,500 (collateralized by a $9,575 U.S.
             Treasury note, 3.25% due 8/15/2008; market value $9,691)(d)              9,500

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                                             MARKET
   AMOUNT    SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------
  $47,900    Deutsche Bank Securities, 1.02%, acquired on 11/26/2003 and due
               12/01/2003 at $47,900 (collateralized by a $48,765 U.S. Treasury
               note, 4.25% due 11/15/2013; market value $48,858)(d)                 $ 47,900
    7,000    State Street Bank & Trust Co., 0.95%, acquired on 11/28/2003 and due 12/01/2003 at $7,000 (collateralized by a $7,125 U.S.
               Treasury note, 3.375% due 4/30/2004; market value $7,285)(d)            7,000
   47,800    Wachovia Securities, Inc., 1.04%, acquired on 11/28/2003 and due
               12/01/2003 at $47,800 (collateralized by a $47,474 U.S. Treasury
               note, 3.25% due 5/31/2004; market value $48,756)(d)                    47,800
                                                                                    --------
             Total repurchase agreements (cost: $121,700)                            121,700
                                                                                    --------

             TOTAL INVESTMENTS (COST: $191,497)                                     $191,497
                                                                                    ========

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at November 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rates for U.S. Treasury bills represent the discount rate at purchase date.

         (b) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

         (c) Variable-rate demand note (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated weekly or quarterly interval to a rate that reflects current market conditions. The effective maturity for this instrument is deemed to be less than 397 days in accordance with detailed regulatory requirements. This security is shown at its current rate as of November 30, 2003.

         (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities (valued at amortized cost)                         $ 69,797
   Repurchase agreements                                                         121,700
   Cash                                                                              247
   Receivables:
      Capital shares sold                                                            110
      Interest                                                                       487
                                                                                --------
         Total assets                                                            192,341
                                                                                --------
LIABILITIES

   Payables:
      Capital shares redeemed                                                        517
      Dividends on capital shares                                                      4
   Accrued management fees                                                            20
   Accrued transfer agent's fees                                                      18
   Other accrued expenses and payables                                                31
                                                                                --------
         Total liabilities                                                           590
                                                                                --------
            Net assets applicable to capital shares outstanding                 $191,751
                                                                                ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                              $191,751
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                               191,751
                                                                                ========
   Net asset value, redemption price, and offering price per share              $   1.00
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

   Interest income                                           $1,088
                                                             ------
EXPENSES

   Management fees                                              126
   Administrative and servicing fees                            100
   Transfer agent's fees                                        103
   Custodian's fees                                              29
   Postage                                                        3
   Shareholder reporting fees                                     5
   Trustees' fees                                                 3
   Registration fees                                             32
   Professional fees                                             21
   Other                                                          3
                                                             ------
      Total expenses                                            425
   Expenses paid indirectly                                      (3)
                                                             ------
      Net expenses                                              422
                                                             ------
NET INVESTMENT INCOME                                        $  666
                                                             ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TREASURY MONEY MARKET TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MAY 31, 2003

                                                             11/30/2003     5/31/2003
                                                             ------------------------
FROM OPERATIONS

   Net investment income                                     $      666     $   2,259
                                                             ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                           (666)       (2,259)
                                                             ------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                     71,424       151,047
   Reinvested dividends                                             635         2,170
   Cost of shares redeemed                                      (85,866)     (134,026)
                                                             ------------------------
      Increase (decrease) in net assets from
         capital share transactions                             (13,807)       19,191
                                                             ------------------------
   Net increase (decrease) in net assets                        (13,807)       19,191

NET ASSETS

   Beginning of period                                          205,558       186,367
                                                             ------------------------
   End of period                                             $  191,751     $ 205,558
                                                             ========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                   71,424       151,047
   Shares issued for dividends reinvested                           635         2,170
   Shares redeemed                                              (85,866)     (134,026)
                                                             ------------------------
      Increase (decrease) in shares outstanding                 (13,807)       19,191
                                                             ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Treasury Money Market Trust (the Fund). The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

               1. Pursuant to Rule 2a-7 under the Investment Company Act of
                  1940, securities in the Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

               2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2003 (UNAUDITED)

               accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the straight-line method.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended November 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $3,000.

            F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2003 (UNAUDITED)

         is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2004, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2003 (UNAUDITED)

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets. For the six-month period ended November 30, 2003, the Fund incurred management fees, paid or payable to the Manager, of $126,000.

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $100,000.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $103,000.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2003 (UNAUDITED)

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                   PERIOD ENDED
                                   NOVEMBER 30,                   YEAR ENDED MAY 31,
                                   -------------------------------------------------------------------------
                                       2003           2003         2002         2001         2000       1999
                                   -------------------------------------------------------------------------
Net asset value at
   beginning of period             $   1.00       $   1.00     $   1.00     $   1.00     $   1.00   $   1.00
Income from investment
  operations:
   Net investment income                .00(c)         .01          .02          .06          .05        .05
Less distributions:
   From net investment income          (.00)(c)       (.01)        (.02)        (.06)        (.05)      (.05)
                                   -------------------------------------------------------------------------
Net asset value at end of period   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00   $   1.00
                                   =========================================================================
Total return (%)*                       .33           1.14         2.24         5.70         5.05       4.83
Net assets at end of period (000)  $191,751       $205,558     $186,367     $165,941     $153,400   $143,995
Ratio of expenses to average
   net assets (%)**                     .42(a,b)       .43(b)       .42(b)       .36(b)       .35        .36
Ratio of net investment income
   to average net assets (%)**          .66(a)        1.13         2.17         5.55         5.00       4.69

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended November 30, 2003, average net assets were
    $200,925,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any fee-offset arrangements, which did not affect the Fund's expense ratios.
(c) Represents less than $.01 per share.

             TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23416-0104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.